Earnings/ (Loss) per Common Share	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

NOTE 17: EARNINGS/ (LOSS) PER COMMON SHARE

Earnings/ (loss) per share is calculated by dividing net income attributable to common stockholders by the weighted average number of shares of common stock of Navios Acquisition outstanding during the period.

	For the Three Months Ended June 30, 2020	For the Three Months Ended June 30, 2019	For the Six Months Ended June 30, 2020	For the Six Months Ended June 30, 2019
Numerator:
Net income/ (loss)	$31,017	$(16,550)	$31,886	$(15,689)
Less:
Dividend declared on restricted shares	(47)	(65)	(94)	(131)
Undistributed loss attributable to Series C participating preferred shares	—	—	—	(13)

Net income/ (loss) attributable to common stockholders, basic	$30,970	$(16,615)	$31,792	$(15,833)

Plus:
Undistributed income attributable to Series C participating preferred shares	—	—	—	13
Net income/ (loss) attributable to common stockholders, diluted	$30,970	$(16,615)	$31,792	$(15,820)

Denominator:
Denominator for basic net income/ (loss) per share — weighted average shares	15,888,354	13,510,361	15,803,166	13,414,547
Series C participating preferred shares	—	—	—	—
Denominator for diluted net income/ (loss) per share — adjusted weighted average shares	16,043,704	13,510,361	15,958,897	13,414,547

Net income/ (loss) per share, basic	$1.95	$(1.23)	$2.01	$(1.18)
Net income/ (loss) per share, diluted	$1.93	$(1.23)	$1.99	$(1.18)